Consolidated Balance Sheets (Restated)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 8,556,642	$ 3,297,835	$ 7,757,520
Restricted cash	44,211
Other receivables and prepaid expenses	143,281	214,075	256,606
Prepaid taxes			7,090
Advances to suppliers	162,969	279,859	158,004
Inventory, net	233,454	319,605	207,985
Total current assets	9,205,535	4,159,439	8,484,505
Property and equipment, net	290,148	359,412	397,334
Intangible asset, net	1,940	2,569	4,465
Deferred tax asset	18,795
Security deposit	94,153	93,119	91,954
Operating lease right-of-use assets	2,049,775	2,050,023	2,377,831
Total assets	11,660,346	6,664,562	11,356,089
Current liabilities
Accounts payable	406,163	428,402	128,238
Unearned revenue	171,408	306,095	283,974
Taxes payable	232,637	334,517	283,741
Accrued liabilities and other payables	752,400	844,791	860,760
Loan from third parties	94,153	463,229	457,436
Operating lease liabilities	848,230	844,093	798,621
Total current liabilities	4,452,145	3,339,135	5,338,906
Operating lease liabilities - non-current	1,138,710	1,205,932	1,579,211
Total liabilities	5,590,855	4,545,067	6,918,117
Stockholders’ equity
Undesignated preferred stock value
Common stock value	500	500	500
Additional paid in capital	14,086,793	9,585,799	11,517,371
Statutory reserve	151,988	151,988	151,988
Accumulated deficit	(8,880,613)	(8,291,126)	(7,704,045)
Accumulated other comprehensive income	710,823	672,334	472,158
Total stockholders’ equity	6,069,491	2,119,495	4,437,972
Total liabilities and stockholders’ equity	11,660,346	6,664,562	11,356,089
Nonrelated Party [Member]
Current assets
Accounts receivable, net	45,923	32,558	37,038
Related Party [Member]
Current assets
Accounts receivable, net			60,262
Due from related parties	19,055	15,507
Current liabilities
Due to related parties	$ 1,947,154	$ 118,008	$ 2,526,136